Note 18 - Contingencies (Details Textual)			1 Months Ended	12 Months Ended
	Oct. 29, 2015	Aug. 14, 2014	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Litigation Settlement, Amount				$ 23,000	$ 0	$ 75,000
Loss Contingency, Estimate of Possible Loss					$ 0	$ 0
Subsequent Event [Member]
Litigation Settlement, Amount			$ 19,000
Settled Litigation [Member] | Trade Secret Infringement [Member] | Legendsec Information Technology [Member]
Loss Contingency, Number of Defendants		3
Settled Litigation [Member] | Trade Secret Infringement [Member] | Nanjing Analog Chip Tech Semiconductor [Member]
Loss Contingency, Number of Defendants	2
Settled Litigation [Member] | Patent Infringement [Member] | Nanjing Analog Chip Tech Semiconductor [Member]
Loss Contingency, Number of Defendants	2